Note 4 - Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2022	2021
	A$	A$
Accounts receivables	974,323	476,164
Allowance for credit losses	0	0
	974,323	476,164